MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities and Accrued Interest [Abstract]
Held-to-maturity Securities [Table Text Block]

The following is a summary of held to maturity marketable securities:

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate debentures - Maturing between one to three Years	$23,823	$46	$(736)	$23,133
Accrued interest	345	-	-	345

	$24,168	$46	$(736)	$23,478

	December 31, 2012

	Amortized	Unrealized	Fair
	cost	gains	Value
Corporate debentures:
Maturing within one year	$7,625	$62	$7,687
Maturing between one to two years	15,762	299	16,061
Accrued interest	341	-	341

	$23,728	$361	$24,089